Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Mortgage loan including interest-only part	£ 9,756	£ 10,116